Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Schedule of amount of common and preferred shares

	Common	Supervoting		Lilium
	shares	shares		GmbH
(in units)	(Class A)	(Class B)	Total	Total(1)
Issued and outstanding as of January 1, 2019	53,883	—	53,883	53,883
Retrospective application of share split	129,476,783	24,413,065	153,889,848	—
Issued and outstanding as of January 1, 2019, as adjusted	129,530,666	24,413,065	153,943,731	53,883
Issued shares – capital increase	1,065,661	—	1,065,661	373
Issued and outstanding as of December 31, 2019, as adjusted	130,596,327	24,413,065	155,009,392	54,256
Issued shares - convertible loans	19,156,185	—	19,156,185	6,705
Share buy-back - treasury shares	(205,704)	—	(205,704)	(72)
Issued shares – capital increase	23,261,694	—	23,261,694	8,142
Outstanding as of December 31, 2020, as adjusted	172,808,502	24,413,065	197,221,567	69,031
Issued as of December 31, 2020, as adjusted	173,014,206	24,413,065	197,427,271	69,103
Issued shares - convertible loans	20,533,259	—	20,533,259	7,187
Reorganization as of September 14, 2021	22,697,450	—	22,697,450	(76,218)
Treasury shares Lilium GmbH not exchanged into Lilium N.V. shares	205,704	—	205,704	(72)
Capital increase PIPE	45,000,000	—	45,000,000	—
Treasury shares	(375,000)	—	(375,000)	—
Treasury shares (due to consolidation)	(879,691)	—	(879,691)	—
Outstanding as of December 31, 2021	259,990,224	24,413,065	284,403,289	—
Issued as of December 31, 2021	261,244,915	24,413,065	285,657,980	—
(1)	Not adjusted retrospectively to reflect the share split which occurred in 2021.